Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between the executive compensation actually paid by us (“CAP”) to our CEO, as principal executive officer, and the other named executive officers (“Other NEOs”) and our financial performance for the years ended December 31, 2022, 2021 and 2020.
The disclosures included in this section are required by technical SEC rules and do not necessarily align with how the
C
ompany or the Compensation Committee views the link between our performance and the compensation of our NEOs. The Compensation Committee did not consider the required pay versus performance disclosures when making its compensation decisions for any of the years presented.
For information regarding the decisions made by our Compensation Committee with respect to the compensation of our NEOs for each fiscal year, including alignment with Company performance, please see the “
Compensation Discussion and Analysis
” section of the proxy statement for the fiscal years covered.
›
  PAY VERSUS PERFORMANCE T
AB
LE
The following table sets forth information about the compensation of our CEO and Other NEOs and the financi al
performance of BXP.

					Value of Initial Fixed $100 Investment Based On: (3)
Year	Summary Compensation Table Total for CEO (1) (2)	Compensation Actually Paid to CEO (3)	Average Summary Compensation Table Total for Other NEOs (1)(2)	Average Compensation Actually Paid to Other NEOs (3)	BXP Total Stockholder Return	Peer Group Total Stockholder Return (4)	Net Income (in millions) (5)	FFO Per Share (6)

2022	$13,050,788	$2,646,769	$5,794,249	$2,530,706	$55.54	$62.07	$848.9	$7.53

2021	$12,894,537	$19,747,684	$6,017,281	$8,297,877	$90.43	$99.51	$496.2	$6.56

2020	$10,737,289	$(220,724)	$4,677,157	$1,126,865	$71.65	$81.56	$862.2	$6.29

(1)	For all periods presented, our CEO is Owen D. Thomas and our Other NEOs are Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop.

(2)
The amounts in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 99 of this proxy statement for our CEO and Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the amounts in the “Equity Award Adjustments” column in the table below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	Summary Compensation Table Total	Grant Date Value of Equity Awards Reported in the Summary Compensation Table Total	Equity Award Adjustments (a)	Compensation Actually Paid

CEO

2022	$13,050,788	$(9,157,428)	$(1,246,591)	$2,646,769

2021	$12,894,537	$(8,745,377)	$15,598,524	$19,747,684

2020	$10,737,289	$(8,644,379)	$(2,313,634)	$(220,724)

Average for Other NEOs

2022	$5,794,249	$(3,319,148)	$55,605	$2,530,706

2021	$6,017,281	$(3,329,155)	$5,609,751	$8,297,877

2020	$4,677,157	$(3,137,755)	$(412,537)	$1,126,865

(a)	The amounts in this column are further detailed below.

Year	Fair Value of Equity Awards Granted in the Applicable Year (i)(ii)	Change in Value of Prior Years’ Awards Unvested at Applicable Year End (i)	Change in Value of Prior Years’ Awards that Vested in the Applicable Year (ii)	Dividends Paid on Unvested Equity Awards During the Applicable Year	Total Equity Award Adjustments
CEO

2022	$5,183,625	$(7,437,052)	$642,971	$363,865	$(1,246,591)

2021	$13,972,914	$1,493,773	$(206,106)	$337,943	$15,598,524

2020	$4,950,613	$(7,796,208)	$251,319	$280,642	$(2,313,634)

Average for Other NEOs

2022	$2,148,528	$(2,412,962)	$203,632	$116,407	$55,605

2021	$5,185,663	$427,396	$(95,399)	$92,091	$5,609,751

2020	$2,020,765	$(2,568,567)	$58,798	$76,467	$(412,537)

(i)
The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(ii)
Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.

(3)
The calculations of TSR assume an investment of $100 in each of BXP and the FTSE Nareit Office REIT Index (the “Office REIT Index”) on December 31, 2019, and the reinvestment of dividends. The historical TSR information is not necessarily indicative of future performance. The data shown is based on the stock prices or index values, as applicable, at the end of each year shown.

(4)
The Office REIT Index includes all office REITs included in the FTSE Nareit Equity REIT Total Return Index (the “Equity REIT Index”). The Equity REIT Index includes all tax-qualified
equity REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq Stock Market. Equity REITs are defined as those with 75% or more of their gross invested book value of assets invested directly or indirectly in the equity ownership of real estate.

(5)	Represents net income attributable to Boston Properties, Inc. common shareholders.

(6)
Represents diluted Funds From Operations (“FFO”) per share. For 2021, FFO is adjusted for certain transactions in accordance with the terms of the 2021 Annual Incentive Plan. For disclosures required by Regulation G, refer to Appendix A to this proxy statement.

Company Selected Measure Name	Funds From Operations (“FFO”)
Named Executive Officers, Footnote [Text Block]	our Other NEOs are Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop.
Peer Group Issuers, Footnote [Text Block]	The Office REIT Index includes all office REITs included in the FTSE Nareit Equity REIT Total Return Index (the “Equity REIT Index”). The Equity REIT Index includes all tax-qualified
	equity REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq Stock Market. Equity REITs are defined as those with 75% or more of their gross invested book value of assets invested directly or indirectly in the equity ownership of real estate.
PEO Total Compensation Amount	$ 13,050,788	$ 12,894,537	$ 10,737,289
PEO Actually Paid Compensation Amount	$ 2,646,769	19,747,684	(220,724)
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the amounts in the “Equity Award Adjustments” column in the table below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	Summary Compensation Table Total	Grant Date Value of Equity Awards Reported in the Summary Compensation Table Total	Equity Award Adjustments (a)	Compensation Actually Paid

CEO

2022	$13,050,788	$(9,157,428)	$(1,246,591)	$2,646,769

2021	$12,894,537	$(8,745,377)	$15,598,524	$19,747,684

2020	$10,737,289	$(8,644,379)	$(2,313,634)	$(220,724)

Average for Other NEOs

2022	$5,794,249	$(3,319,148)	$55,605	$2,530,706

2021	$6,017,281	$(3,329,155)	$5,609,751	$8,297,877

2020	$4,677,157	$(3,137,755)	$(412,537)	$1,126,865

(a)	The amounts in this column are further detailed below.

Year	Fair Value of Equity Awards Granted in the Applicable Year (i)(ii)	Change in Value of Prior Years’ Awards Unvested at Applicable Year End (i)	Change in Value of Prior Years’ Awards that Vested in the Applicable Year (ii)	Dividends Paid on Unvested Equity Awards During the Applicable Year	Total Equity Award Adjustments
CEO

2022	$5,183,625	$(7,437,052)	$642,971	$363,865	$(1,246,591)

2021	$13,972,914	$1,493,773	$(206,106)	$337,943	$15,598,524

2020	$4,950,613	$(7,796,208)	$251,319	$280,642	$(2,313,634)

Average for Other NEOs

2022	$2,148,528	$(2,412,962)	$203,632	$116,407	$55,605

2021	$5,185,663	$427,396	$(95,399)	$92,091	$5,609,751

2020	$2,020,765	$(2,568,567)	$58,798	$76,467	$(412,537)

(i)
The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(ii)
Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,794,249	6,017,281	4,677,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,530,706	8,297,877	1,126,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the amounts in the “Equity Award Adjustments” column in the table below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	Summary Compensation Table Total	Grant Date Value of Equity Awards Reported in the Summary Compensation Table Total	Equity Award Adjustments (a)	Compensation Actually Paid

CEO

2022	$13,050,788	$(9,157,428)	$(1,246,591)	$2,646,769

2021	$12,894,537	$(8,745,377)	$15,598,524	$19,747,684

2020	$10,737,289	$(8,644,379)	$(2,313,634)	$(220,724)

Average for Other NEOs

2022	$5,794,249	$(3,319,148)	$55,605	$2,530,706

2021	$6,017,281	$(3,329,155)	$5,609,751	$8,297,877

2020	$4,677,157	$(3,137,755)	$(412,537)	$1,126,865

(a)	The amounts in this column are further detailed below.

Year	Fair Value of Equity Awards Granted in the Applicable Year (i)(ii)	Change in Value of Prior Years’ Awards Unvested at Applicable Year End (i)	Change in Value of Prior Years’ Awards that Vested in the Applicable Year (ii)	Dividends Paid on Unvested Equity Awards During the Applicable Year	Total Equity Award Adjustments
CEO

2022	$5,183,625	$(7,437,052)	$642,971	$363,865	$(1,246,591)

2021	$13,972,914	$1,493,773	$(206,106)	$337,943	$15,598,524

2020	$4,950,613	$(7,796,208)	$251,319	$280,642	$(2,313,634)

Average for Other NEOs

2022	$2,148,528	$(2,412,962)	$203,632	$116,407	$55,605

2021	$5,185,663	$427,396	$(95,399)	$92,091	$5,609,751

2020	$2,020,765	$(2,568,567)	$58,798	$76,467	$(412,537)

(i)
The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(ii)
Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]

(1)
For 2021, FFO is adjusted for certain transactions in accordance with the terms of the 2021 Annual Incentive Plan. For disclosures required by Regulation G, refer to Appendix A to this proxy statement.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
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  TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
Below is a list of the performance measures, not ranked in order of importance, which in our Compensation Committee’s assessment, represent the most important performance measures used to link compensation actually paid to our NEO’s for 2022 to BXP’s performance.

Performance Measures

Diluted FFO Per Share

Leasing

TSR

Relative TSR

Same Property NOI

Development Activities

ESG

Total Shareholder Return Amount	$ 55.54	90.43	71.65
Peer Group Total Shareholder Return Amount	62.07	99.51	81.56
Net Income (Loss)	$ 848,900,000	$ 496,200,000	$ 862,200,000
Company Selected Measure Amount	7.53	6.56	6.29
PEO Name	Owen D. Thomas
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted FFO Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Leasing
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Same Property NOI
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Development Activities
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	ESG
PEO [Member] | Grant Date Value of Equity Awards Reported in the Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,157,428)	$ (8,745,377)	$ (8,644,379)
PEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,246,591)	15,598,524	(2,313,634)
PEO [Member] | Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,183,625	13,972,914	4,950,613
PEO [Member] | Change in Value of Prior Years Awards Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,437,052)	1,493,773	(7,796,208)
PEO [Member] | Change in Value of Prior Years Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	642,971	(206,106)	251,319
PEO [Member] | Dividends Paid on Unvested Equity Awards During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	363,865	337,943	280,642
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,148,528	5,185,663	2,020,765
Non-PEO NEO [Member] | Grant Date Value of Equity Awards Reported in the Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,319,148)	(3,329,155)	(3,137,755)
Non-PEO NEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,605	5,609,751	(412,537)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,412,962)	427,396	(2,568,567)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,632	(95,399)	58,798
Non-PEO NEO [Member] | Dividends Paid on Unvested Equity Awards During the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 116,407	$ 92,091	$ 76,467